Long-term debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
	As of
	December 31,
(in thousands of U.S. dollars)	2015	2014
Lampung facility:
Export credit tranche	$153,755	$168,640
FSRU tranche	39,517	43,693
Gallant facility
Commercial tranche	139,701	—
Export credit tranche	40,333	—
Outstanding principal	373,306	212,333
Lampung facility unamortized debt issuance cost	(11,745)	(14,130)
Gallant facility unamortized fair value premium of debt assumed	1,282	—
Total debt	362,843	198,203
Less: Current portion of long-term debt	(32,208)	(19,062)
Long-term debt	$330,635	$179,141

Schedule of Maturities of Long-term Debt [Table Text Block]
 The outstanding long-term debt as of December 31, 2015 is repayable as follows:

(in thousands of U.S. dollars)	Total
2016	$32,208
2017	32,208
2018	32,208
2019	159,659
2020	19,062
2021 and thereafter	97,961
Total	$373,306